Equity Method Investment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Investments
The following table summarizes our investment in HRT for the nine months ended September 30, 2021 (in thousands):

Beginning balance, January 1, 2021	$5,202
Investment in HRT	—
Remeasurement gain on HRT	374
Share of loss of HRT	(720)

Ending balance, September 30, 2021	$4,856

For the years ended December 31, 2020 and 2019, the accompanying consolidated balance sheets and statements of operations and comprehensive loss reflected the following (in thousands):

	December 31,
	2020	2019
As of January 1,	$1,486	$2,767
Investment in HRT	4,990	—
Share of loss of HRT	(1,274)	(1,281)

As of December 31,	$5,202	$1,486